Schedule Of Change In Fair Value Of Pension Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Significant Unobservable Inputs (Level 3)	Dec. 31, 2012 Significant Unobservable Inputs (Level 3)	Dec. 31, 2013 Real Estate Significant Unobservable Inputs (Level 3)	Dec. 31, 2012 Real Estate Significant Unobservable Inputs (Level 3)	Dec. 31, 2013 Hedge Funds Significant Unobservable Inputs (Level 3)	Dec. 31, 2012 Hedge Funds Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	$ 443,973	$ 376,443	$ 325,150	$ 41,121	$ 36,980	$ 17,728	$ 16,278	$ 19,252	$ 12,979
Purchases, sales, settlements, net						706	690		5,500
Realized gain						11	8
Unrealized gain						912	752	2,512	773
Balance at end of year	$ 443,973	$ 376,443	$ 325,150	$ 41,121	$ 36,980	$ 19,357	$ 17,728	$ 21,764	$ 19,252